JPMorgan ActiveBuilders Emerging Markets Equity ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%
Argentina — 0.1%
Pampa Energia SA, ADR *	4,278	382,582
Vista Energy SAB de CV, ADR *	4,413	238,081
YPF SA, ADR *	10,239	404,133
		1,024,796
Australia — 0.1%
Rio Tinto plc	8,785	529,049
Austria — 0.1%
Erste Group Bank AG	9,112	560,195
Raiffeisen Bank International AG	13,998	316,597
		876,792
Brazil — 5.0%
Arcos Dorados Holdings, Inc., Class A	78,093	605,221
B3 SA - Brasil Bolsa Balcao	1,486,608	2,821,071
Banco BTG Pactual SA	381,369	2,125,442
Banco do Brasil SA	930,292	4,409,457
BB Seguridade Participacoes SA	179,279	1,182,299
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	20,738	335,978
Cia Energetica de Minas Gerais (Preference)	223,473	421,781
Cury Construtora e Incorporadora SA	100,832	373,199
Gerdau SA (Preference)	122,808	361,024
Itau Unibanco Holding SA (Preference)	1,523,861	8,821,317
Itausa SA (Preference)	762,322	1,243,132
Lojas Renner SA	775,522	1,815,375
Marcopolo SA (Preference)	393,954	561,535
MercadoLibre, Inc. *	3,309	6,360,527
NU Holdings Ltd., Class A *	312,694	4,140,069
Petroleo Brasileiro SA, ADR	495,582	7,042,220
Porto Seguro SA	129,839	888,247
Raia Drogasil SA	420,429	1,539,545
Telefonica Brasil SA	60,115	532,842
TIM SA	766,444	2,040,686
TOTVS SA	48,494	282,962
Vale SA, ADR	148,879	1,383,086
Vibra Energia SA	100,222	291,197
WEG SA	267,903	2,540,106
Wilson Sons SA	116,704	338,287
		52,456,605
Chile — 0.2%
Banco de Chile	3,172,746	393,124
Banco Santander Chile	39,164,229	2,024,291
		2,417,415
China — 26.8%
Agricultural Bank of China Ltd., Class H	1,496,000	823,942
Airtac International Group	30,670	799,767
Alibaba Group Holding Ltd.	2,093,386	25,678,487
Angel Yeast Co. Ltd., Class A	198,209	939,316

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Anjoy Foods Group Co. Ltd., Class A	77,900	805,665
ANTA Sports Products Ltd.	59,200	629,843
Autohome, Inc., Class A	47,400	329,282
Baidu, Inc., Class A *	39,450	446,041
Bank of China Ltd., Class H	2,025,000	1,047,589
Bank of Hangzhou Co. Ltd., Class A	182,000	367,712
BOC Aviation Ltd. (a)	39,600	298,508
BOC Hong Kong Holdings Ltd.	130,000	422,595
BOE Technology Group Co. Ltd., Class A	1,129,474	689,451
BYD Co. Ltd., Class H	10,500	368,974
BYD Electronic International Co. Ltd.	110,000	600,644
CGN Power Co. Ltd., Class H (a)	1,207,000	390,633
China Construction Bank Corp., Class H	9,733,000	7,919,891
China Feihe Ltd. (a)	632,000	435,016
China Life Insurance Co. Ltd., Class H	381,000	707,286
China Mengniu Dairy Co. Ltd.	447,000	896,055
China Merchants Bank Co. Ltd., Class H	1,738,000	9,559,146
China Overseas Land & Investment Ltd.	276,500	440,690
China Pacific Insurance Group Co. Ltd., Class H	1,184,200	3,527,477
China Petroleum & Chemical Corp., Class H	3,688,000	2,016,988
China Resources Beer Holdings Co. Ltd.	88,500	268,310
China Resources Gas Group Ltd.	982,100	3,333,788
China Resources Land Ltd.	163,000	496,172
China Resources Mixc Lifestyle Services Ltd. (a)	592,882	2,244,959
China Resources Power Holdings Co. Ltd.	190,000	422,569
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	154,110	932,964
China Shenhua Energy Co. Ltd., Class H	130,000	524,225
China State Construction International Holdings Ltd.	222,000	325,856
China Tower Corp. Ltd., Class H (a)	3,160,000	455,175
China Yangtze Power Co. Ltd., Class A	1,229,575	4,854,211
Chongqing Brewery Co. Ltd., Class A	179,900	1,365,613
CITIC Securities Co. Ltd., Class H	635,500	1,731,437
Contemporary Amperex Technology Co. Ltd., Class A	93,100	3,292,526
ENN Energy Holdings Ltd.	370,400	2,521,333
Flat Glass Group Co. Ltd., Class H (b)	260,000	385,062
Focus Media Information Technology Co. Ltd., Class A	1,924,700	1,738,890
Foxconn Industrial Internet Co. Ltd., Class A	843,800	2,484,295
Full Truck Alliance Co. Ltd., ADR	107,556	1,211,081
Fuyao Glass Industry Group Co. Ltd., Class H (a)	892,800	6,015,478
Ganfeng Lithium Group Co. Ltd. (a)	157,200	392,447
Geely Automobile Holdings Ltd.	238,000	440,633
Great Wall Motor Co. Ltd., Class H	274,000	447,774
Gree Electric Appliances, Inc. of Zhuhai, Class A	113,600	698,917
H World Group Ltd.	913,486	2,957,370
Haidilao International Holding Ltd. (a)	261,000	489,641
Haier Smart Home Co. Ltd., Class H	2,073,400	6,857,893
Haitian International Holdings Ltd.	156,000	414,735
Hefei Meiya Optoelectronic Technology, Inc., Class A	377,421	739,648

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Hongfa Technology Co. Ltd., Class A	253,900	1,197,721
Huaming Power Equipment Co. Ltd., Class A	175,000	402,202
Industrial & Commercial Bank of China Ltd., Class H	510,000	347,145
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,194,513	4,565,008
Jason Furniture Hangzhou Co. Ltd., Class A	153,000	614,076
JD.com, Inc., Class A	143,502	2,918,948
Jiangsu Hengli Hydraulic Co. Ltd., Class A	147,600	1,254,284
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	37,600	230,004
Jiayou International Logistics Co. Ltd., Class A	205,260	500,664
Kanzhun Ltd., ADR *	101,074	1,456,476
KE Holdings, Inc., Class A (b)	466,868	2,720,524
Kingdee International Software Group Co. Ltd. *	1,026,000	1,361,653
Kingsoft Corp. Ltd.	72,600	367,024
Kunlun Energy Co. Ltd.	318,000	303,637
Kweichow Moutai Co. Ltd., Class A	20,100	3,961,094
Lenovo Group Ltd.	2,376,000	2,865,572
Luxshare Precision Industry Co. Ltd., Class A	261,100	1,443,261
Luzhou Laojiao Co. Ltd., Class A	46,800	743,333
Meituan * (a)	407,028	7,746,784
Midea Group Co. Ltd., Class A	929,512	9,407,246
Minth Group Ltd. *	190,000	379,480
Montage Technology Co. Ltd., Class A	76,848	717,919
Muyuan Foods Co. Ltd., Class A	70,900	361,802
NARI Technology Co. Ltd., Class A	196,148	619,889
NetEase, Inc.	578,248	11,886,004
Ningbo Tuopu Group Co. Ltd., Class A	75,965	683,271
Nongfu Spring Co. Ltd., Class H (a)	73,000	344,392
PDD Holdings, Inc., ADR *	60,130	6,729,148
PetroChina Co. Ltd., Class H	2,698,000	2,062,733
PICC Property & Casualty Co. Ltd., Class H	1,526,000	2,479,337
Ping An Insurance Group Co. of China Ltd., Class H	1,320,500	7,435,319
Postal Savings Bank of China Co. Ltd., Class H (a)	1,256,000	749,814
Sany Heavy Industry Co. Ltd., Class A	124,000	273,371
SF Holding Co. Ltd., Class A	75,100	404,605
Shanghai Baosight Software Co. Ltd., Class A	330,401	1,310,875
Shanghai Pudong Development Bank Co. Ltd., Class A	307,806	449,016
Shenzhen Inovance Technology Co. Ltd., Class A	63,900	527,719
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	56,700	1,808,732
Shenzhou International Group Holdings Ltd.	389,500	2,934,435
Silergy Corp.	166,625	1,936,187
Sinopharm Group Co. Ltd., Class H	1,145,200	3,028,755
SITC International Holdings Co. Ltd.	189,000	449,477
Sunny Optical Technology Group Co. Ltd.	51,188	460,715
Sunresin New Materials Co. Ltd., Class A	91,700	618,154
Tencent Holdings Ltd.	1,034,300	54,419,920
Tencent Music Entertainment Group, Class A	89,100	526,188
Tingyi Cayman Islands Holding Corp.	1,530,000	2,332,704
Trip.com Group Ltd. *	58,368	4,099,426

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Vipshop Holdings Ltd., ADR	22,700	326,199
Wanhua Chemical Group Co. Ltd., Class A	38,800	364,351
Weichai Power Co. Ltd., Class H	1,172,000	2,039,513
Wuliangye Yibin Co. Ltd., Class A	84,300	1,474,635
Xiamen Faratronic Co. Ltd., Class A	37,800	638,387
Xiaomi Corp., Class B * (a)	965,800	4,840,647
XPeng, Inc., Class A *	38,300	291,074
Yum China Holdings, Inc.	89,994	4,162,222
YUNDA Holding Group Co. Ltd., Class A	276,100	284,622
Zhejiang Expressway Co. Ltd., Class H	936,000	673,622
Zhejiang NHU Co. Ltd., Class A	134,900	415,558
Zhejiang Supor Co. Ltd., Class A	189,073	1,374,121
Zhuzhou CRRC Times Electric Co. Ltd., Class H	577,900	2,227,567
Zijin Mining Group Co. Ltd., Class H	958,000	1,811,039
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	365,600	271,546
ZTO Express Cayman, Inc.	11,500	220,176
		284,035,322
Colombia — 0.1%
Bancolombia SA (Preference)	54,704	541,186
Ecopetrol SA	562,504	262,190
		803,376
Czech Republic — 0.0% ^
Komercni Banka A/S	11,970	439,097
Georgia — 0.1%
Bank of Georgia Group plc	7,580	446,896
TBC Bank Group plc	9,045	374,577
		821,473
Greece — 0.8%
Alpha Services and Holdings SA	247,058	454,526
Eurobank Ergasias Services and Holdings SA	298,801	747,818
Hellenic Telecommunications Organization SA	50,010	756,214
JUMBO SA	17,974	485,572
Metlen Energy & Metals SA	13,311	478,486
Motor Oil Hellas Corinth Refineries SA	13,064	288,644
National Bank of Greece SA	358,393	3,105,684
OPAP SA	49,797	854,232
Piraeus Financial Holdings SA	359,344	1,625,835
		8,797,011
Hong Kong — 1.0%
AIA Group Ltd.	454,000	3,191,687
ASMPT Ltd.	37,600	347,209
Cathay Pacific Airways Ltd.	211,000	284,883
Hong Kong Exchanges & Clearing Ltd.	93,100	3,643,905
Stella International Holdings Ltd.	163,500	369,726
Techtronic Industries Co. Ltd.	160,500	2,158,580

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
United Laboratories International Holdings Ltd. (The)	172,000	255,692
WH Group Ltd. (a)	396,000	308,917
		10,560,599
Hungary — 0.4%
MOL Hungarian Oil & Gas plc	55,600	406,184
OTP Bank Nyrt.	58,140	3,597,090
Richter Gedeon Nyrt.	21,262	550,656
		4,553,930
India — 17.2%
Aavas Financiers Ltd. *	16,152	318,249
Apollo Hospitals Enterprise Ltd.	3,721	291,836
Asian Paints Ltd.	14,855	393,565
Bajaj Auto Ltd.	53,370	5,437,101
Bajaj Finance Ltd.	11,855	1,074,931
Bajaj Finserv Ltd.	109,614	2,188,572
Bharat Electronics Ltd.	165,602	556,165
Bharat Petroleum Corp. Ltd.	99,253	297,801
Bharti Airtel Ltd.	23,495	439,463
Biocon Ltd.	63,035	262,917
Blue Star Ltd.	32,192	672,892
Britannia Industries Ltd.	32,247	1,907,583
CG Power & Industrial Solutions Ltd.	166,289	1,213,082
Cholamandalam Investment and Finance Co. Ltd.	160,617	2,374,142
Coal India Ltd.	78,400	356,796
Coforge Ltd.	34,337	3,256,470
Colgate-Palmolive India Ltd.	53,785	1,749,548
Computer Age Management Services Ltd.	30,624	1,266,893
CRISIL Ltd.	16,498	1,034,893
Crompton Greaves Consumer Electricals Ltd.	421,977	1,667,710
Cummins India Ltd.	38,506	1,290,581
Delhivery Ltd. *	328,205	1,211,735
Dr Lal PathLabs Ltd. (a)	7,924	260,428
Dr Reddy's Laboratories Ltd.	263,986	3,704,526
Eicher Motors Ltd.	33,324	1,993,709
Embassy Office Parks, REIT	219,277	935,793
GAIL India Ltd.	239,458	486,643
Godrej Consumer Products Ltd.	20,086	259,194
Havells India Ltd.	96,710	1,744,090
HCL Technologies Ltd.	149,334	2,963,561
HDFC Asset Management Co. Ltd. (a)	20,312	904,870
HDFC Bank Ltd., ADR	201,228	12,202,466
HDFC Bank Ltd.	610,753	11,954,500
HDFC Life Insurance Co. Ltd. (a)	341,238	2,505,979
Hero MotoCorp Ltd.	5,767	287,932
Hindalco Industries Ltd.	38,166	260,678
Hindustan Aeronautics Ltd. (a)	7,327	331,394
Hindustan Unilever Ltd.	142,320	4,048,592

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
ICICI Bank Ltd.	1,021,967	14,706,667
ICICI Lombard General Insurance Co. Ltd. (a)	22,290	477,180
Indus Towers Ltd. *	76,874	306,796
Info Edge India Ltd.	31,947	2,836,985
Infosys Ltd.	688,747	14,986,673
ITC Hotels Ltd. *	44,814	84,308
ITC Ltd.	451,378	2,325,567
Kotak Mahindra Bank Ltd.	385,481	8,430,528
Mahindra & Mahindra Ltd.	226,573	7,786,912
MakeMyTrip Ltd. *	20,580	2,248,777
Maruti Suzuki India Ltd.	7,121	1,008,857
Max Healthcare Institute Ltd.	71,070	867,645
Metropolis Healthcare Ltd. * (a)	24,913	514,998
Multi Commodity Exchange of India Ltd.	20,870	1,374,589
NTPC Ltd.	186,721	695,417
PB Fintech Ltd. *	46,710	926,081
Petronet LNG Ltd.	112,457	408,885
Power Grid Corp. of India Ltd.	279,892	971,996
REC Ltd.	87,439	451,121
Reliance Industries Ltd.	496,863	7,230,779
Shriram Finance Ltd.	717,322	4,487,722
State Bank of India	85,429	759,408
Sundaram Finance Ltd.	16,333	868,802
Supreme Industries Ltd.	14,349	654,858
Syngene International Ltd. (a)	159,610	1,373,058
Tata Consultancy Services Ltd.	250,830	11,868,907
Tata Motors Ltd.	588,409	4,842,625
Tata Steel Ltd.	1,304,052	2,015,315
Tech Mahindra Ltd.	46,068	885,744
Triveni Turbine Ltd.	84,092	646,691
Tube Investments of India Ltd.	48,806	1,866,201
UltraTech Cement Ltd.	32,001	4,231,846
United Breweries Ltd.	22,807	564,006
United Spirits Ltd.	85,375	1,400,203
Wipro Ltd.	113,353	406,083
WNS Holdings Ltd. *	34,947	2,140,504
		181,760,014
Indonesia — 2.0%
Astra International Tbk. PT	1,655,500	486,445
Bank Central Asia Tbk. PT	13,375,500	7,726,758
Bank Mandiri Persero Tbk. PT	11,716,600	4,304,943
Bank Negara Indonesia Persero Tbk. PT	1,626,500	473,198
Bank Rakyat Indonesia Persero Tbk. PT	21,272,670	5,493,183
Indofood CBP Sukses Makmur Tbk. PT	370,600	261,466
Indofood Sukses Makmur Tbk. PT	564,900	272,053

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — continued
Telkom Indonesia Persero Tbk. PT	12,232,200	1,969,989
United Tractors Tbk. PT	173,100	264,163
		21,252,198
Kazakhstan — 0.1%
Kaspi.KZ JSC, ADR	5,751	546,920
Macau — 0.1%
Sands China Ltd. *	305,512	734,455
Malaysia — 0.5%
AMMB Holdings Bhd.	256,800	324,587
CIMB Group Holdings Bhd.	989,000	1,775,389
Gamuda Bhd.	350,500	316,732
Hartalega Holdings Bhd.	328,700	243,423
Malayan Banking Bhd.	225,700	523,252
Press Metal Aluminium Holdings Bhd.	301,300	329,939
Public Bank Bhd.	848,400	819,476
Sunway Bhd.	431,100	419,450
Tenaga Nasional Bhd.	199,800	609,017
		5,361,265
Mexico — 2.7%
America Movil SAB de CV	795,350	558,457
Arca Continental SAB de CV	93,303	850,002
Banco del Bajio SA (a)	125,723	288,674
BBB Foods, Inc., Class A *	25,291	784,527
Cemex SAB de CV	2,282,481	1,348,208
Coca-Cola Femsa SAB de CV	40,731	318,838
Corp. Inmobiliaria Vesta SAB de CV	230,890	602,685
Fomento Economico Mexicano SAB de CV	161,092	1,370,627
Gentera SAB de CV	575,400	752,224
Gruma SAB de CV, Class B	21,083	363,819
Grupo Aeroportuario del Pacifico SAB de CV, Class B	38,874	717,411
Grupo Aeroportuario del Sureste SAB de CV, Class B	71,082	1,933,985
Grupo Comercial Chedraui SA de CV (b)	37,525	216,382
Grupo Financiero Banorte SAB de CV, Class O	887,337	6,159,374
Grupo Mexico SAB de CV	318,143	1,552,947
Kimberly-Clark de Mexico SAB de CV, Class A	568,968	848,153
Regional SAB de CV	114,214	744,524
Southern Copper Corp.	3,135	287,229
Wal-Mart de Mexico SAB de CV	3,418,016	8,903,798
		28,601,864
Panama — 0.1%
Copa Holdings SA, Class A	5,485	511,312
Peru — 0.5%
Credicorp Ltd.	27,705	5,072,786
Intercorp Financial Services, Inc.	7,535	224,392
		5,297,178

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Philippines — 0.2%
Ayala Land, Inc.	713,300	271,405
BDO Unibank, Inc.	273,890	645,628
International Container Terminal Services, Inc.	108,960	650,598
Metropolitan Bank & Trust Co.	317,510	376,415
SM Prime Holdings, Inc.	596,000	235,700
		2,179,746
Poland — 0.7%
Bank Polska Kasa Opieki SA	30,872	1,211,045
Budimex SA	3,576	418,726
CCC SA *	9,942	417,868
Dino Polska SA * (a)	10,632	1,177,339
KRUK SA	3,765	395,875
LPP SA	179	722,233
Powszechna Kasa Oszczednosci Bank Polski SA	147,846	2,425,669
Powszechny Zaklad Ubezpieczen SA	78,177	958,577
		7,727,332
Portugal — 0.2%
Jeronimo Martins SGPS SA	89,450	1,767,753
Qatar — 0.2%
Qatar Gas Transport Co. Ltd.	603,216	713,572
Qatar National Bank QPSC	394,962	1,811,044
		2,524,616
Romania — 0.0% ^
Banca Transilvania SA	75,509	432,173
Russia — 0.0% ^
Gazprom PJSC, ADR ‡ *	12,780	—
Gazprom PJSC ‡ *	1,135,066	—
GMK Norilskiy Nickel PAO, ADR ‡ *	2,018	—
GMK Norilskiy Nickel PAO ‡ *	203,600	—
Magnitogorsk Iron & Steel Works PJSC, GDR ‡ * (a)	12,378	—
Moscow Exchange MICEX-RTS PJSC ‡	571,670	1
Rosneft Oil Co. PJSC ‡	141,777	—
Sberbank of Russia PJSC ‡	629,236	—
Severstal PAO, GDR ‡ * (a)	98,048	—
VTB Bank PJSC ‡ *	33,691	—
X5 Retail Group NV, GDR ‡ * (a)	1,062	—
		1
Saudi Arabia — 2.5%
Ades Holding Co.	100,558	481,030
Al Rajhi Bank	188,749	4,978,094
Aldrees Petroleum and Transport Services Co.	19,116	723,842
Alinma Bank	192,786	1,533,694
AlKhorayef Water & Power Technologies Co. *	8,441	348,830
Arabian Centres Co. (a)	63,004	356,331
Bupa Arabia for Cooperative Insurance Co.	9,782	485,097

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Saudi Arabia — continued
Co. for Cooperative Insurance (The)	12,018	486,461
Elm Co.	4,878	1,515,149
Etihad Etisalat Co.	49,944	770,991
Leejam Sports Co. JSC	15,543	755,042
Riyad Bank	114,668	895,213
Riyadh Cables Group Co.	16,374	618,450
Saudi Arabian Oil Co. (a)	466,656	3,453,176
Saudi Aramco Base Oil Co.	19,920	591,969
Saudi Awwal Bank	77,095	738,464
Saudi Ground Services Co.	54,220	777,489
Saudi National Bank (The)	575,830	5,245,045
Saudi Telecom Co.	22,297	258,383
United Electronics Co.	18,620	488,498
United International Transportation Co.	51,876	1,184,667
		26,685,915
Singapore — 0.0% ^
Grab Holdings Ltd., Class A *	82,376	377,282
South Africa — 2.4%
Absa Group Ltd.	169,242	1,681,866
AVI Ltd.	201,891	1,064,649
Bid Corp. Ltd.	61,069	1,557,574
Bidvest Group Ltd.	84,770	1,156,403
Capitec Bank Holdings Ltd.	16,354	2,603,868
Clicks Group Ltd.	39,636	762,912
FirstRand Ltd.	914,727	3,721,570
Foschini Group Ltd.	70,279	534,658
Gold Fields Ltd.	107,029	1,828,667
Harmony Gold Mining Co. Ltd.	86,461	983,715
Naspers Ltd., Class N	8,501	1,792,269
Sasol Ltd.	92,683	429,882
Shoprite Holdings Ltd.	189,646	2,894,824
Standard Bank Group Ltd.	258,866	3,019,376
Truworths International Ltd.	70,525	323,662
Vodacom Group Ltd.	113,644	664,670
		25,020,565
South Korea — 11.3%
APRILBIO Co. Ltd. *	28,004	310,002
BGF retail Co. Ltd. *	12,505	889,300
BNK Financial Group, Inc.	66,112	551,095
CJ CheilJedang Corp.	3,808	631,299
Cosmax, Inc. *	6,597	742,661
Coupang, Inc. *	30,263	711,483
Daeduck Electronics Co. Ltd.	28,763	363,051
DB Insurance Co. Ltd.	5,476	364,356
Dongsung Finetec Co. Ltd. *	30,062	437,850
Doosan Enerbility Co. Ltd. *	32,654	532,929
Eugene Technology Co. Ltd. *	27,403	688,932

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Hana Financial Group, Inc.	151,084	6,253,450
Hankook Tire & Technology Co. Ltd. *	10,338	290,044
Hanmi Pharm Co. Ltd.	1,959	327,250
Hansol Chemical Co. Ltd.	2,803	177,491
Hanwha Aerospace Co. Ltd. *	2,476	678,390
Hanwha Ocean Co. Ltd. *	42,549	1,663,262
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	3,331	527,972
HK inno N Corp. *	15,922	387,642
HL Mando Co. Ltd. *	8,931	271,803
HMM Co. Ltd. *	25,327	330,123
Hugel, Inc. *	6,035	980,379
Hyundai Glovis Co. Ltd.	13,711	1,400,697
Hyundai Mobis Co. Ltd.	8,483	1,530,806
Hyundai Motor Co.	24,475	3,444,835
JB Financial Group Co. Ltd.	35,926	487,050
KakaoBank Corp. *	12,741	184,681
KB Financial Group, Inc.	33,046	2,070,375
KEPCO Plant Service & Engineering Co. Ltd. *	6,734	214,421
Kia Corp.	101,110	7,055,241
KIWOOM Securities Co. Ltd.	13,552	1,161,712
Korea Aerospace Industries Ltd. *	9,647	352,423
Korea Investment Holdings Co. Ltd. *	18,119	985,287
Korean Air Lines Co. Ltd. *	36,388	617,765
Krafton, Inc. *	1,579	393,416
KT Corp.	21,380	701,818
KT&G Corp.	3,739	283,542
Kumho Petrochemical Co. Ltd. *	4,883	353,308
LG Chem Ltd. *	15,401	2,497,821
LG Energy Solution Ltd. *	4,313	1,038,332
LigaChem Biosciences, Inc. *	6,237	538,113
NAVER Corp. *	26,375	3,905,798
NCSoft Corp. *	2,384	282,129
Nextbiomedical Co. Ltd. *	12,279	395,923
Samsung Biologics Co. Ltd. * (a)	5,484	4,055,948
Samsung C&T Corp.	19,313	1,583,208
Samsung Electro-Mechanics Co. Ltd.	16,978	1,555,066
Samsung Electronics Co. Ltd.	870,719	31,096,617
Samsung Fire & Marine Insurance Co. Ltd.	12,906	3,368,422
Samsung Heavy Industries Co. Ltd. *	104,747	931,453
Samsung Life Insurance Co. Ltd. *	18,451	1,125,895
Samsung SDI Co. Ltd.	7,423	1,124,718
Samsung SDS Co. Ltd.	3,063	253,249
Samsung Securities Co. Ltd.	45,265	1,411,933
SHIFT UP Corp. *	8,120	326,462
Shinhan Financial Group Co. Ltd.	148,072	5,157,912
SK Hynix, Inc.	96,024	12,927,678
SK Telecom Co. Ltd.	29,498	1,123,260
SK, Inc.	13,006	1,316,573

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
SM Entertainment Co. Ltd. *	27,493	1,573,421
S-Oil Corp.	34,188	1,430,159
SOLUM Co. Ltd. *	35,526	458,991
SOOP Co. Ltd. *	10,495	576,249
Soulbrain Co. Ltd. *	1,886	217,058
		119,620,529
Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA	472,979	5,384,844
Taiwan — 20.1%
Accton Technology Corp.	241,113	5,536,772
Acer, Inc.	603,212	677,526
Advantech Co. Ltd.	117,767	1,348,262
Allis Electric Co. Ltd.	187,189	550,543
ASE Technology Holding Co. Ltd.	1,305,258	6,774,954
Asia Vital Components Co. Ltd.	63,908	1,076,016
ASPEED Technology, Inc.	4,040	426,097
Asustek Computer, Inc.	114,269	2,079,981
Cathay Financial Holding Co. Ltd.	1,692,124	3,411,796
Chailease Holding Co. Ltd.	497,613	1,736,330
China Airlines Ltd.	482,092	378,826
China Steel Corp.	2,552,276	1,561,966
CTBC Financial Holding Co. Ltd.	3,052,831	3,633,740
Delta Electronics, Inc.	447,357	5,829,082
E.Sun Financial Holding Co. Ltd.	3,349,717	2,824,896
Eclat Textile Co. Ltd.	61,219	975,339
Elan Microelectronics Corp.	42,587	191,672
Elite Material Co. Ltd.	22,265	408,696
eMemory Technology, Inc.	19,350	1,909,837
Eva Airways Corp.	254,650	367,157
Evergreen Marine Corp. Taiwan Ltd.	232,300	1,440,922
Faraday Technology Corp.	107,495	712,266
Formosa Petrochemical Corp.	430,534	473,503
Fubon Financial Holding Co. Ltd.	330,179	924,893
Gudeng Precision Industrial Co. Ltd.	36,784	525,041
Hon Hai Precision Industry Co. Ltd.	886,968	4,736,086
Insyde Software Corp.	20,322	245,015
Jentech Precision Industrial Co. Ltd.	14,519	600,883
KGI Financial Holding Co. Ltd.	3,648,615	1,907,299
Largan Precision Co. Ltd.	38,519	3,183,064
MediaTek, Inc.	127,816	5,535,334
Nien Made Enterprise Co. Ltd.	86,512	1,135,670
Novatek Microelectronics Corp.	47,445	745,602
Nuvoton Technology Corp.	181,092	499,782
Parade Technologies Ltd.	39,117	828,190
Powertech Technology, Inc.	68,767	238,688
Poya International Co. Ltd.	36,304	536,540
President Chain Store Corp.	207,035	1,633,715

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Quanta Computer, Inc.	1,030,248	8,167,944
Realtek Semiconductor Corp.	303,078	4,991,965
Taiwan Mobile Co. Ltd.	448,081	1,504,318
Taiwan Semiconductor Manufacturing Co. Ltd.	3,572,820	119,236,088
Tong Yang Industry Co. Ltd.	211,894	692,708
Uni-President Enterprises Corp.	207,035	491,572
Vanguard International Semiconductor Corp.	333,060	954,630
Wistron Corp.	700,074	2,297,538
Wiwynn Corp.	81,343	5,362,332
Yuanta Financial Holding Co. Ltd.	1,996,507	2,099,740
		213,400,816
Thailand — 0.9%
Advanced Info Service PCL, NVDR	63,600	534,638
Airports of Thailand PCL, NVDR	187,100	305,754
Bangkok Dusit Medical Services PCL, Class F	787,600	549,624
CP ALL PCL	382,800	591,109
CP Axtra PCL, NVDR	417,400	329,756
Intouch Holdings PCL, NVDR	172,200	496,081
Kasikornbank PCL, NVDR	61,400	291,912
Krung Thai Bank PCL, NVDR	1,331,900	903,343
PTT Exploration & Production PCL	220,400	829,093
PTT Global Chemical PCL, NVDR	458,700	291,288
PTT PCL, NVDR	334,600	312,171
SCB X PCL	904,400	3,351,207
True Corp. PCL, NVDR *	1,692,400	585,582
WHA Corp. PCL, NVDR	1,461,200	205,647
		9,577,205
Turkey — 0.7%
Akbank TAS	224,664	406,049
Aselsan Elektronik Sanayi ve Ticaret A/S	163,821	405,379
BIM Birlesik Magazalar A/S	175,672	2,695,465
Ford Otomotiv Sanayi A/S	12,122	314,334
KOC Holding A/S	76,274	361,579
Turk Hava Yollari AO *	76,275	673,379
Turkcell Iletisim Hizmetleri A/S	163,450	491,577
Turkiye Garanti Bankasi A/S	97,922	347,758
Turkiye Is Bankasi A/S, Class C	949,736	374,571
Turkiye Petrol Rafinerileri A/S	82,420	324,253
Turkiye Sigorta A/S	1,104,350	552,710
Yapi ve Kredi Bankasi A/S	406,322	347,677
		7,294,731
United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	530,225	1,727,994
Abu Dhabi Islamic Bank PJSC	247,155	1,049,705
ADNOC Drilling Co. PJSC	384,416	565,156
ADNOC Logistics & Services	358,779	505,976

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Arab Emirates — continued
Aldar Properties PJSC	659,412	1,371,931
Dubai Electricity & Water Authority PJSC	1,918,407	1,337,069
Dubai Islamic Bank PJSC	169,832	355,339
Emaar Development PJSC	196,246	700,904
Emaar Properties PJSC	1,088,922	3,996,685
Emirates NBD Bank PJSC	167,777	952,383
Parkin Co. PJSC	545,014	654,525
		13,217,667
United Kingdom — 0.0% ^
HSBC Holdings plc	38,080	397,712
United States — 1.0%
EPAM Systems, Inc. *	6,283	1,595,631
ExlService Holdings, Inc. *	78,634	3,952,145
Genpact Ltd.	55,615	2,707,894
Globant SA *	11,218	2,393,024
		10,648,694
Total Common Stocks (Cost $973,877,263)		1,057,638,252
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.46% (c) (d) (Cost $2,545,065)	2,544,047	2,545,065
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (c) (d)(Cost $372,213)	372,213	372,213
Total Short-Term Investments (Cost $2,917,278)		2,917,278
Total Investments — 100.1% (Cost $976,794,541)		1,060,555,530
Liabilities in Excess of Other Assets — (0.1)%		(761,935)
NET ASSETS — 100.0%		1,059,793,595

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
RTS	Russian Trading System
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $350,562.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2025.
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	19.0%
Semiconductors & Semiconductor Equipment	15.2
Interactive Media & Services	6.0
Technology Hardware, Storage & Peripherals	5.6
Broadline Retail	4.3
IT Services	3.8
Insurance	3.5
Automobiles	3.2
Oil, Gas & Consumable Fuels	2.8
Consumer Staples Distribution & Retail	2.4
Hotels, Restaurants & Leisure	2.3
Electronic Equipment, Instruments & Components	2.2
Household Durables	2.1
Capital Markets	1.6
Machinery	1.5
Food Products	1.5
Entertainment	1.5
Electrical Equipment	1.3
Real Estate Management & Development	1.3
Metals & Mining	1.2
Beverages	1.2
Automobile Components	1.1
Financial Services	1.0
Consumer Finance	1.0
Professional Services	1.0
Others (each less than 1.0%)	12.1
Short-Term Investments	0.3

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$	$	$	$
Argentina	1,024,796	—	—	1,024,796
Australia	—	529,049	—	529,049
Austria	—	876,792	—	876,792
Brazil	52,456,605	—	—	52,456,605
Chile	2,417,415	—	—	2,417,415
China	23,234,392	260,800,930	—	284,035,322
Colombia	803,376	—	—	803,376
Czech Republic	—	439,097	—	439,097
Georgia	821,473	—	—	821,473
Greece	—	8,797,011	—	8,797,011
Hong Kong	369,726	10,190,873	—	10,560,599
Hungary	—	4,553,930	—	4,553,930
India	17,710,948	164,049,066	—	181,760,014
Indonesia	797,682	20,454,516	—	21,252,198
Kazakhstan	546,920	—	—	546,920
Macau	—	734,455	—	734,455
Malaysia	—	5,361,265	—	5,361,265
Mexico	28,601,864	—	—	28,601,864
Panama	511,312	—	—	511,312
Peru	5,297,178	—	—	5,297,178
Philippines	645,628	1,534,118	—	2,179,746
Poland	1,177,339	6,549,993	—	7,727,332
Portugal	1,767,753	—	—	1,767,753
Qatar	—	2,524,616	—	2,524,616
Romania	432,173	—	—	432,173
Russia	—	—	1	1
Saudi Arabia	4,363,607	22,322,308	—	26,685,915
Singapore	377,282	—	—	377,282
South Africa	8,944,697	16,075,868	—	25,020,565
South Korea	711,483	118,909,046	—	119,620,529
Spain	—	5,384,844	—	5,384,844
Taiwan	—	213,400,816	—	213,400,816
Thailand	1,140,733	8,436,472	—	9,577,205
Turkey	4,315,646	2,979,085	—	7,294,731
United Arab Emirates	4,410,289	8,807,378	—	13,217,667
United Kingdom	—	397,712	—	397,712
United States	10,648,694	—	—	10,648,694
Total Common Stocks	173,529,011	884,109,240	1	1,057,638,252
Short-Term Investments
Investment Companies	2,545,065	—	—	2,545,065
Investment of Cash Collateral from Securities Loaned	372,213	—	—	372,213
Total Short-Term Investments	2,917,278	—	—	2,917,278

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities	$176,446,289	$884,109,240	$1	$1,060,555,530
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.46% (a) (b)	$7,607,812	$58,369,949	$63,433,021	$325	$—	$2,545,065	2,544,047	$67,501	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	1,234,130	2,722,095	3,584,012	—	—	372,213	372,213	15,995	—
Total	$8,841,942	$61,092,044	$67,017,033	$325	$—	$2,917,278		$83,496	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.